Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company

Note 18 – Condensed financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements of the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third-party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statement except that the parent company used the equity method to account for investments in its subsidiaries, VIE and VIE’s subsidiaries. The parent company and its subsidiaries, and VIE were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the parent company’s stand-alone financial statements, its investments in subsidiaries and VIE were reported using the equity method of accounting. The parent company’s share of income from its subsidiaries and VIE were reported as share of income of subsidiaries and VIE subsidiary in the accompanying parent company financial statements.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of December 31, 2023 and 2022, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those separately disclosed in the consolidated financial statements, if any.

	As of December 31,
	2023	2022
ASSETS
Current assets:
Cash	$3,600	$169,549
Due from VIE	3,045,528	3,155,488
Non-current assets
Investment in subsidiaries and VIE	28,283,774	40,048,067

Total assets	$31,332,902	$43,373,104

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES
Due to VIE	$5,909,287	5,909,287
Due to related parties	221,881	$31,381

STOCKHOLDERS’ EQUITY
Common stock, $0.0016 par value, 450,000,000 shares authorized, 2,170,475 and 2,132,785 issued and outstanding at December 31, 2023 and 2022, respectively	3,473	3,413
Preferred stock, $0.0016 par value, 50,000,000 shares authorized, 46,875 issued and outstanding at December 31, 2023 and 2022, respectively	75	75
Additional paid-in capital	52,687,182	52,557,552
Statutory reserve	394,541	394,541
Accumulated deficit	(26,039,567)	(14,572,425)
Accumulated other comprehensive loss	(1,843,970)	(950,720)
Total stockholders’ equity	25,201,734	37,432,436

Total liabilities and stockholders’ equity	$31,332,902	$43,373,104

	For the Years Ended December 31,
	2023	2022	2021

GENERAL AND ADMINISTRATIVE EXPENSES	$(596,098)	$(2,926,245)	$(1,937,800)
EQUITY IN LOSS OF SUBSIDIARIES AND VIE	(10,923,835)	(8,605,535)	(4,451,276)

NET LOSS	(11,519,933)	(11,531,781)	(6,389,076)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(897,642)	(2,446,705)	671,219
COMPREHENSIVE LOSS	$(12,417,575)	$(13,978,486)	$(5,717,857)

	For the Years Ended December 31,
	2023	2022	2021

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(11,519,933)	$(11,531,781)	$(6,389,076)
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	129,690	1,847,926	971,200
Prepaid expenses and other current assets	-	103,790	188,211
Equity in losses of subsidiaries and VIE	10,923,835	8,605,535	4,451,276
Net cash used in operating activities	(466,408)	(974,530)	(778,389)

CASH FLOWS FROM FINANCING ACTIVITIES:
Due from subsidiaries and VIE	109,959	829,619	(3,993,808)
Investment in subsidiaries and VIE	-	(9,610,000)	(24,330,000)
Net cash provided by (used in) investing activities	109,959	(8,780,381)	(28,323,808)

CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Ordinary Shares	-	9,883,241	-
Net proceeds from the Initial Public Offering	-	-	25,685,364
Repayment of related party loans	-	-	(1,175,572)
Proceeds from related party loans	190,500	31,381	-
Net cash provided by financing activities	190,500	9,914,622	24,509,792

CHANGES IN CASH	(165,949)	159,711	(4,592,405)

CASH, beginning of year	169,549	9,838	4,602,243

CASH, end of year	$3,600	$169,549	$9,838